Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Grants of Certain Equity Awards
The Talent and Compensation Committee and senior management monitor the Company’s equity grant practices to evaluate whether such policies comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, including stock options, the Talent and Compensation Committee’s practice is to approve them at its meeting in late January or in the first week of February of each year, which is near the beginning of the Company’s fiscal year, as part of the annual compensation review. In addition, the Talent and Compensation Committee may make grants at other times during the year for new hires or for other reasons, including, for example, job promotions or for retention purposes. Because the Talent and Compensation Committee’s regular meeting schedule is generally determined in the prior fiscal year and, as noted above, the Company generally makes annual equity awards to our NEOs at approximately the same time each year, the proximity of any awards to other significant corporate events is coincidental. The Company does not time its equity awards to take advantage of the release of earnings or other major announcements by the Company or market conditions.
During 2024, no stock option grants were made to any of our NEOs during any period beginning four business days before the filing or furnishing of a periodic report or current report and ending one business day after the filing or furnishing of any such report with the SEC.

Award Timing Method	When making regular annual equity grants, including stock options, the Talent and Compensation Committee’s practice is to approve them at its meeting in late January or in the first week of February of each year, which is near the beginning of the Company’s fiscal year, as part of the annual compensation review. In addition, the Talent and Compensation Committee may make grants at other times during the year for new hires or for other reasons, including, for example, job promotions or for retention purposes. Because the Talent and Compensation Committee’s regular meeting schedule is generally determined in the prior fiscal year and, as noted above, the Company generally makes annual equity awards to our NEOs at approximately the same time each year, the proximity of any awards to other significant corporate events is coincidental. The Company does not time its equity awards to take advantage of the release of earnings or other major announcements by the Company or market conditions.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time its equity awards to take advantage of the release of earnings or other major announcements by the Company or market conditions.
MNPI Disclosure Timed for Compensation Value	false